Organization - Additional Information (Detail) (USD $)	0 Months Ended	5 Months Ended
	Oct. 09, 2007 ShareSeries	Jun. 03, 2014 ShareSeries
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of series of Trust	22	21
Aggregate purchase of each Leveraged Fund		$ 200